Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
	2020	2019	2018
	(in thousands, except per share data)
	£	£	£
Loss for the year	(30,682)	(21,412)	(13,840)
Basic and diluted weighted average number of shares	37,882	32,327	31,972

	£	£	£
Basic and diluted loss per share	(0.81)	(0.66)	(0.43)